COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The Group has entered into non-cancelable agreements with initial or remaining terms in excess of one year for the rental and property management of office premises and for the lease of office equipment. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Office premises	Office equipment	Total
	RMB	RMB	RMB
2015	34,783	5,881	40,664
2016	29,830	1,401	31,231
2017	22,007	911	22,918
2018	15,723	—	15,723
2019	4,545	—	4,545
Thereafter	4,495	—	4,495
	111,383	8,193	119,576

Rental expenses for the years ended December 31, 2012, 2013 and 2014 were RMB39,708, RMB44,537 and RMB46,066, respectively.

Publication Fees

The Group has entered into a non-cancelable agreement for the printing of a recruitment publication. Future minimum payment with respect to this agreement for the twelve months ending December 31, 2015 is RMB10,000.

Contractual Purchase Obligations

The Group’s contractual purchase obligations consist of agreements to purchase advertising services from media companies and to purchase office furnishings. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming year are as follows:

	Advertising services	Office furnishings	Total
	RMB	RMB	RMB
2015	4,126	2,049	6,175

Contingencies

As of the filing date of this Form 20-F, the Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations and cash flows.

Tech JV obtained an advertising license in May 2000, when Tech JV was a 98% foreign owned entity, and a license to conduct human resource services in September 2002, when Tech JV was a 99% foreign owned entity. During the period from the date Tech JV acquired these licenses to the Group’s restructuring in May 2004, Tech JV and its licensed PRC subsidiaries conducted all of the advertising and human resource related services. Following the acquisition of these licenses and commencing these operations, the PRC government enacted laws limiting foreign ownership in entities conducting advertising and human resource related services. The PRC government has permitted 100% foreign ownership of advertising businesses since December 2005 and has limited the foreign ownership of human resource services companies to no more than 70% under certain circumstances since August 2006. Starting from January 2008, the PRC government no longer implemented any foreign ownership percentage limitation for Hong Kong service providers and Macau service providers.

Prior to the restructuring in May 2004, the ownership percentage of Tech JV was above the maximum foreign ownership permitted for an entity conducting advertising and human resource operations. The PRC government has not published an official ruling with respect to the status of foreign ownership arrangements that were established prior to the enactment of these limitations and the Group has not received any waiver from the PRC government with respect to this past non-compliance. The PRC government may determine that the Group’s ownership structure was inconsistent with or insufficient for the proper operation of the Group’s businesses, or that the Group’s business licenses or other approvals were not properly issued or not sufficient. In the opinion of management with the advice of PRC legal counsel, the likelihood of loss with respect to the Group’s past ownership structure is remote.